SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC File Number: 0-51313
CUSIP Number: 830695102

☐Form 10-K     ☐ Form 20-F     ☐ Form 11-K     ☒ Form 10-Q     ☐ Form N-SAR      ☐ Form N-CSR

For the Period Ended: September 28, 2012

☐Transition Report on Form 10-K
☐Transition Report on Form 20-F
☐Transition Report on Form 11-K
☐Transition Report on Form 10-Q
☐Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Items(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

IEH Corporation
Full Name of Registrant

140 58th Street, Suite 8E
Address of Principal Executive Offices (street and number)

Brooklyn, NY 11220
City, State and Zip Code

PART II — RULES 12b-25 (b) AND (c)

          If the subject report could not be filed without unreasonable effort or expense and the Registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate).

☒	(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☒	(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant’s statements or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

IEH Corporation (the “Registrant”) requires additional time to prepare, substantiate and verify the accuracy of certain disclosures in our Quarterly Report on Form 10-Q for the period ended September 28, 2012 (“Quarterly Report”), which could not be completed without incurring undue hardship and expense. The Registrant is also relying upon the Order of the U.S. Securities and Exchange Commission (the “Commission”), dated November 14, 2012 (Exchange Act Release No. 68224) providing regulatory relief to publicly traded companies affected by Hurricane Sandy. The delay was due to hardships experienced by the Registrant located in Brooklyn, NY and key personnel who reside in the New York/New Jersey metropolitan area. These individuals who comprise the Registrant’s financial reporting and disclosure team and perform such functions were unable to access the Registrant’s facilities and then were subject to power and service disruptions and thereafter were backlogged due to the adverse circumstances caused by Hurricane Sandy. As a result, the Registrant is still in the process of compiling required information to complete the Quarterly Report and management requires additional time to complete its financial statements for the quarter ended September 28, 2012 to be incorporated in the Quarterly Report and to present to the Registrant’s independent registered public accounting firm for its review.

The compilation, dissemination and review of the information required to be presented in the Quarterly Report for the relevant period has imposed time constraints that have rendered timely filing of the Quarterly Report a hardship and expense to the Registrant. As further set forth in Exchange Release No. 68224, the Order provides that quarterly reports due during such period for reporting persons qualifying for relief will be considered to have a due date of November 21, 2012, instead of November 14, 2012 (or in the case of the Registrant, November 13, 2012 because it is on a 52-53 week fiscal year). Although the Registrant intends to file its Quarterly Report for the relevant period as soon as practical, the Registrant anticipates, as of the date hereof, that it will file its Quarterly Report no later than five calendar days following the prescribed due date. However, the Registrant is unable, at this time, to confirm that it will be able to make the XBRL reporting required by SEC Release No. 33-9002 relating to its Quarterly Report for the relevant period within the prescribed extension period.

PART IV — OTHER INFORMATION

     (1) Name and telephone number of person to contact in regard to this notification

Robert Knoth	(718)	492-9673

Name	Area Code	Telephone Number

     (2) Have all other periodic reports required under Section 13 or 15 (d) of the Securities and Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the Registrant was required to file such report(s) been filed? If the answer is no, identify report(s). ☒ Yes ☐No

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☐ Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

SIGNATURE

IEH Corporation

(Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 21, 2012	By:	/s/ Robert Knoth
Robert Knoth
Chief Financial Officer